Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 995,383	¥ 271,961
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Note 5)	187,064	178,463
Provision for credit losses	128,584	71,912
Investment securities (gains) losses—net	485,145	(746,078)
Foreign exchange (gains) losses—net	(581,822)	518,663
Equity in earnings of equity method investees—net	(316,339)	(215,049)
Provision (benefit) for deferred income tax expense	96,801	(199,482)
Increase in trading account assets, excluding foreign exchange contracts	(1,776,220)	(4,404,033)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	(425,212)	4,094,299
Increase in accrued interest receivable and other receivables	(19,556)	(186,264)
Decrease in accrued interest payable and other payables	(377,251)	(644,637)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	77,897	(55,050)
Net decrease (increase) in collateral for derivative transactions	409,188	(755,572)
Decrease in cash collateral for the use of Bank of Japan’s settlement infrastructure	873,000	0
Other—net	(280,849)	170,837
Net cash used in operating activities	(524,187)	(1,900,030)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	25,573,028	35,279,573
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option)	23,391,946	15,219,441
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)	(47,046,817)	(42,843,667)
Proceeds from maturities of Held-to-maturity debt securities	3,456,073	226,392
Purchases of Held-to-maturity debt securities	(1,666,599)	(2,633,518)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)	2,234,565	1,192,555
Purchases of Equity securities (including purchases of equity securities under the fair value option)	(1,641,403)	(1,350,235)
Net decrease (increase) in loans	(3,214,221)	1,374,285
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	1,637,142	(2,421,615)
Capital expenditures for premises and equipment	(58,288)	(47,850)
Purchases of intangible assets	(148,415)	(152,945)
Proceeds from sales of consolidated VIEs and subsidiaries—net	45,167	46,392
Other—net	72,101	(15,465)
Net cash provided by investing activities	2,542,341	3,809,239
Cash flows from financing activities:
Net increase (decrease) in deposits	(932,669)	2,126,968
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	729,760	(9,762,605)
Net increase (decrease) in due to trust account and other short-term borrowings	11,713,964	(475,580)
Proceeds from issuance of long-term debt	1,329,247	2,012,445
Repayments of long-term debt	(16,446,445)	(2,022,621)
Proceeds from sales of treasury stock	11,002	1,504
Dividends paid	(240,285)	(192,313)
Payments for acquisition of treasury stock	(118,423)	(68)
Other—net	(3,780)	(43,706)
Net cash used in financing activities	(3,957,629)	(8,355,976)
Effect of exchange rate changes on cash and cash equivalents	(36,770)	1,559,746
Net decrease in cash and cash equivalents	(1,976,245)	(4,887,021)
Cash and cash equivalents at beginning of period	110,124,736	113,957,445
Cash and cash equivalents:
Cash, due from banks and interest-earning deposits in other banks	108,139,576	109,067,365
Restricted cash included in other assets	8,915	3,059
Cash and cash equivalents at end of period	108,148,491	109,070,424
Cash paid during the period for:
Interest	2,673,967	1,988,319
Income taxes, net of refunds	173,996	271,196
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements	6,988	9,620
Assets acquired under operating lease arrangements	22,618	22,865
HC Philippines
Cash flows from investing activities:
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK, net of cash acquired	0	(64,104)
Noncash from acquisition
Fair value of assets acquired, excluding cash and cash equivalents	0	159,331
Fair value of liabilities assumed	0	95,448
MUFG Pension And Market Services Holding Ltd
Cash flows from investing activities:
Acquisition of HC Consumer Finance Philippines, Inc., a subsidiary of BK, net of cash acquired	(91,938)	0
Noncash from acquisition
Fair value of assets acquired, excluding cash and cash equivalents	282,224	0
Fair value of liabilities assumed	¥ 189,312	¥ 0